Risk management - Credit quality outstandings (Details) - ING Bank portfolio, outstandings - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 931,552	€ 938,061
Lending and investment
Disclosure of credit risk exposure [line items]
Financial assets	817,266	820,120
Money market
Disclosure of credit risk exposure [line items]
Financial assets	65,189	54,039
Pre-settlement
Disclosure of credit risk exposure [line items]
Financial assets	49,096	63,901
Performing not past due
Disclosure of credit risk exposure [line items]
Financial assets	795,942	799,990
Business lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	8,825	7,659
Consumer lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	846	780
Of which: non-performing
Disclosure of credit risk exposure [line items]
Financial assets	€ 11,653	€ 11,691